Subordinated borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Year of next call	2019	2018
Fixed to floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	697	696
USD 800 million	5.5%	Semi-annually, April 11	2028	707	693
Fixed subordinated notes
USD 925 million 1)	5.1%	Quarterly, March 15	2024	804	-
At December 31				2,207	1,389

1	Issued by a subsidiary of, and guaranteed by Aegon N.V.

Aegon N.V [member]
Statement [LineItems]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Year of next call	2019	2018
Fixed to floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	697	696
USD 800 million	5.5%	Semi-annually, April 11	2028	707	693
At December 31				1,403	1,389